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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eleven of its series, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Golden Mid Cap Core Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the quarter ended April 30, 2009. These series have September 30 fiscal year end.

Date of reporting period: April 30, 2009

Item 1 – Schedule of Investments

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 8.6%
Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	3,889	$244,813

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	11,411	306,728
Darden Restaurants, Inc.	23,101	854,044
McDonald’s Corp.	15,049	801,961

		1,962,733

Leisure Equipment & Products 0.5%
Hasbro, Inc.	27,421	731,044

Media 3.1%
CBS Corp., Class B	54,537	383,940
Comcast Corp., Class A	56,043	866,425
DISH Network Corp., Class A *	35,159	465,857
Time Warner Cable, Inc.	13,213	425,855
Time Warner, Inc.	52,643	1,149,196
Walt Disney Co.	41,943	918,552

		4,209,825

Multiline Retail 0.7%
Macy’s, Inc. *	30,077	411,453
Target Corp.	11,446	472,262

		883,715

Specialty Retail 1.9%
AutoZone, Inc. *	2,478	412,315
Best Buy Co., Inc.	10,891	417,997
Home Depot, Inc.	33,579	883,799
Ross Stores, Inc.	10,534	399,660
Sherwin-Williams Co.	7,619	431,540

		2,545,311

Textiles, Apparel & Luxury Goods 0.7%
Nike, Inc., Class B	18,939	993,729

CONSUMER STAPLES 10.0%
Beverages 2.0%
Coca-Cola Co.	11,356	488,876
Coca-Cola Enterprises, Inc.	70,066	1,195,326
Pepsi Bottling Group, Inc.	33,978	1,062,492

		2,746,694

Food & Staples Retailing 2.5%
CVS Caremark Corp.	18,353	583,259
Kroger Co.	20,707	447,685
Safeway, Inc.	45,181	892,325
Wal-Mart Stores, Inc.	28,133	1,417,903

		3,341,172

Food Products 1.8%
Archer Daniels Midland Co.	44,507	1,095,762
Bunge, Ltd.	15,971	766,768
ConAgra Foods, Inc.	30,695	543,301

		2,405,831

Household Products 2.6%
Procter & Gamble Co.	70,357	3,478,450

1

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.1%
Altria Group, Inc.	71,995	$1,175,678
Philip Morris International, Inc.	9,977	361,168

		1,536,846

ENERGY 15.8%
Energy Equipment & Services 1.1%
Noble Corp.	26,631	727,825
SEACOR Holdings, Inc. *	5,026	330,309
Tidewater, Inc.	9,874	427,051

		1,485,185

Oil, Gas & Consumable Fuels 14.7%
Apache Corp.	19,210	1,399,641
Chevron Corp.	68,875	4,552,637
ConocoPhillips	68,439	2,805,999
Exxon Mobil Corp.	134,776	8,985,516
Marathon Oil Corp.	19,617	582,625
Sunoco, Inc.	9,618	254,973
Valero Energy Corp.	62,874	1,247,420

		19,828,811

FINANCIALS 20.8%
Capital Markets 4.4%
Ameriprise Financial, Inc.	23,236	612,269
Bank of New York Mellon Corp.	32,313	823,335
BlackRock, Inc.	2,254	330,256
Goldman Sachs Group, Inc.	16,790	2,157,515
Morgan Stanley	35,549	840,378
State Street Corp.	21,481	733,147
TD Ameritrade Holding Corp. *	25,204	400,996

		5,897,896

Commercial Banks 4.6%
Bank of Hawaii Corp.	11,853	416,514
BB&T Corp.	31,523	735,747
PNC Financial Services Group, Inc.	21,825	866,452
U.S. Bancorp	51,240	933,593
Wells Fargo & Co. °	161,578	3,233,176

		6,185,482

Consumer Finance 0.4%
American Express Co.	18,600	469,092

Diversified Financial Services 4.4%
Bank of America Corp.	165,021	1,473,637
Citigroup, Inc.	96,574	294,551
JPMorgan Chase & Co.	128,345	4,235,385

		6,003,573

Insurance 5.2%
ACE, Ltd.	24,374	1,129,004
AFLAC, Inc.	14,259	411,942
Allstate Corp.	33,073	771,593
Arch Capital Group, Ltd. *	8,243	476,281
Chubb Corp.	18,128	706,086
Hartford Financial Services Group, Inc.	23,060	264,498
PartnerRe, Ltd.	12,401	845,624

2

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Reinsurance Group of America, Inc.	18,956	$602,611
Travelers Companies, Inc.	45,100	1,855,414

		7,063,053

Real Estate Investment Trusts (REITs) 1.6%
Hospitality Properties Trust	44,058	539,270
Host Hotels & Resorts, Inc.	67,313	517,637
HRPT Properties Trust	135,544	584,194
Simon Property Group, Inc.	9,233	476,423

		2,117,524

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	24,051	302,081

HEALTH CARE 13.1%
Biotechnology 0.8%
Amgen, Inc. *	22,841	1,107,103

Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	14,726	714,211
Medtronic, Inc.	17,895	572,640

		1,286,851

Health Care Providers & Services 2.2%
CIGNA Corp.	25,545	503,492
McKesson Corp.	20,661	764,457
UnitedHealth Group, Inc.	30,391	714,796
WellPoint, Inc. *	22,993	983,181

		2,965,926

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. *	20,380	714,931

Pharmaceuticals 8.6%
Eli Lilly & Co.	40,856	1,344,980
Forest Laboratories, Inc. *	16,400	355,716
Johnson & Johnson	75,300	3,942,708
Merck & Co., Inc.	66,177	1,604,130
Pfizer, Inc.	289,354	3,865,769
Wyeth	12,612	534,749

		11,648,052

INDUSTRIALS 8.7%
Aerospace & Defense 2.9%
General Dynamics Corp.	26,512	1,369,875
L-3 Communications Holdings, Inc.	14,802	1,127,172
Northrop Grumman Corp.	28,527	1,379,281

		3,876,328

Commercial Services & Supplies 0.3%
Pitney Bowes, Inc.	17,098	419,585

Construction & Engineering 0.6%
Fluor Corp.	9,627	364,575
KBR, Inc.	24,712	386,001

		750,576

Industrial Conglomerates 3.0%
General Electric Co.	282,208	3,569,931
Tyco International, Ltd.	20,865	495,752

		4,065,683

3

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 0.9%
AGCO Corp. *	14,919	$362,532
Parker Hannifin Corp.	8,287	375,815
Timken Co.	29,026	466,738

		1,205,085

Professional Services 0.3%
Manpower, Inc.	9,157	394,575

Road & Rail 0.7%
Norfolk Southern Corp.	16,332	582,726
Ryder System, Inc.	14,216	393,641

		976,367

INFORMATION TECHNOLOGY 4.4%
Computers & Peripherals 1.6%
Hewlett-Packard Co.	10,756	387,001
International Business Machines Corp.	10,518	1,085,563
Lexmark International, Inc., Class A *	16,960	332,755
NCR Corp. *	27,789	282,058

		2,087,377

Electronic Equipment, Instruments & Components 0.1%
Flextronics International, Ltd. *	50,209	194,811

IT Services 1.1%
Computer Sciences Corp. *	22,598	835,222
Fiserv, Inc. *	8,809	328,752
Hewitt Associates, Inc., Class A *	8,426	264,240

		1,428,214

Office Electronics 0.3%
Xerox Corp.	60,310	368,494

Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	35,960	567,449
National Semiconductor Corp.	12,906	159,647

		727,096

Software 0.8%
Microsoft Corp.	18,796	380,807
Symantec Corp. *	42,085	725,966

		1,106,773

MATERIALS 3.2%
Chemicals 2.3%
E.I. DuPont de Nemours & Co.	16,356	456,333
Eastman Chemical Co.	20,839	826,892
Lubrizol Corp.	15,347	663,297
Monsanto Co.	7,033	597,031
Nalco Holding Co.	33,176	541,432

		3,084,985

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	11,891	507,151
United States Steel Corp.	10,841	287,829

		794,980

Paper & Forest Products 0.3%
MeadWestvaco Corp.	25,769	403,542

4

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 7.1%
Diversified Telecommunication Services 6.7%
AT&T, Inc.	209,649	$5,371,207
Embarq Corp.	16,459	601,741
Verizon Communications, Inc.	102,840	3,120,166

		9,093,114

Wireless Telecommunication Services 0.4%
Sprint Nextel Corp. *	126,279	550,576

UTILITIES 6.4%
Electric Utilities 1.5%
Edison International	9,572	272,898
Entergy Corp.	12,272	794,857
NRG Energy, Inc. *	21,591	388,206
Pepco Holdings, Inc.	49,060	586,267

		2,042,228

Gas Utilities 0.8%
ONEOK, Inc.	27,133	710,071
UGI Corp.	16,744	384,107

		1,094,178

Multi-Utilities 4.1%
CenterPoint Energy, Inc.	77,303	822,504
CMS Energy Corp.	89,385	1,074,408
DTE Energy Co.	20,422	603,878
NiSource, Inc.	68,104	748,463
OGE Energy Corp.	38,921	1,000,659
Public Service Enterprise Group, Inc.	29,114	868,762
Xcel Energy, Inc.	25,100	462,844

		5,581,518

Total Common Stocks (cost $173,107,456)		132,401,808

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 1.8%
U.S. TREASURY OBLIGATION 0.5%
U.S. Treasury Bills, 0.13%, 06/18/2009 ß ƒ	$600,000	599,962

	Shares	Value

MUTUAL FUND SHARES 1.3%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø	1,814,273	1,814,273

Total Short-Term Investments (cost $2,414,169)		2,414,235

Total Investments (cost $175,521,625) 99.9%		134,816,043
Other Assets and Liabilities 0.1%		183,980

Net Assets 100.0%		$135,000,023

*	Non-income producing security
°

Investment in non-controlled affiliate. At April 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $5,649,601 and earned $124,016 of income for the period from October 3, 2008 to April 30, 2009.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

5

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

At April 30, 2009, the Fund had long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2009	Gain (Loss)

June 2009	11 S&P 500 Index	$1,919,182	$2,392,500	$473,318

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $176,609,768. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,783,356 and $44,577,081, respectively, with a net unrealized depreciation of $41,793,725.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in futures contracts. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$134,816,043	$473,318
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$134,816,043	$473,318

*	Other financial instruments include futures contracts.

6

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 9.2%
Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	33,282	$2,095,102

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	51,541	1,385,422
Darden Restaurants, Inc.	120,371	4,450,116
McDonald’s Corp.	154,874	8,253,235

		14,088,773

Internet & Catalog Retail 0.5%
Amazon.com, Inc. *	48,616	3,914,560

Leisure Equipment & Products 0.5%
Hasbro, Inc.	150,814	4,020,701

Media 2.7%
Comcast Corp., Class A	312,686	4,834,126
DIRECTV Group, Inc. * ρ	181,297	4,483,475
Time Warner Cable, Inc.	67,992	2,191,382
Time Warner, Inc.	270,875	5,913,201
Walt Disney Co.	124,345	2,723,155

		20,145,339

Multiline Retail 0.7%
Macy’s, Inc.	141,515	1,935,925
Target Corp.	73,856	3,047,299

		4,983,224

Specialty Retail 2.0%
AutoZone, Inc. *	21,373	3,556,254
Best Buy Co., Inc.	52,447	2,012,916
Home Depot, Inc.	183,470	4,828,931
Ross Stores, Inc.	58,827	2,231,896
Sherwin-Williams Co.	40,424	2,289,615

		14,919,612

Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	89,881	4,716,056

CONSUMER STAPLES 13.2%
Beverages 2.9%
Coca-Cola Co.	139,666	6,012,621
Coca-Cola Enterprises, Inc.	342,229	5,838,427
Pepsi Bottling Group, Inc.	175,533	5,488,917
PepsiCo, Inc.	89,051	4,431,178

		21,771,143

Food & Staples Retailing 4.1%
CVS Caremark Corp.	258,953	8,229,526
Kroger Co.	219,479	4,745,136
Safeway, Inc.	117,982	2,330,145
Wal-Mart Stores, Inc. ρ	299,050	15,072,120

		30,376,927

Food Products 1.5%
Archer Daniels Midland Co.	212,593	5,234,040
Bunge, Ltd.	73,077	3,508,427
ConAgra Foods, Inc.	129,989	2,300,805

		11,043,272

Household Products 2.5%
Procter & Gamble Co.	378,031	18,689,852

1

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 2.2%
Altria Group, Inc.	478,332	$7,811,161
Philip Morris International, Inc.	243,044	8,798,193

		16,609,354

ENERGY 12.0%
Energy Equipment & Services 1.5%
ENSCO International, Inc.	140,720	3,979,562
Noble Corp.	184,878	5,052,716
Tidewater, Inc.	55,752	2,411,274

		11,443,552

Oil, Gas & Consumable Fuels 10.5%
Apache Corp.	83,998	6,120,094
Chevron Corp.	253,919	16,784,046
ConocoPhillips	254,850	10,448,850
Exxon Mobil Corp.	495,113	33,009,184
Occidental Petroleum Corp.	79,220	4,459,294
Sunoco, Inc.	61,348	1,626,335
Valero Energy Corp.	289,444	5,742,569

		78,190,372

FINANCIALS 11.8%
Capital Markets 3.4%
Ameriprise Financial, Inc.	114,728	3,023,083
Bank of New York Mellon Corp.	136,805	3,485,791
BlackRock, Inc.	12,242	1,793,698
Goldman Sachs Group, Inc.	63,828	8,201,898
Morgan Stanley	114,586	2,708,813
State Street Corp.	114,880	3,920,855
TD Ameritrade Holding Corp. *	137,541	2,188,277

		25,322,415

Commercial Banks 2.4%
Bank of Hawaii Corp.	31,661	1,112,568
BB&T Corp. ρ	112,385	2,623,066
PNC Financial Services Group, Inc.	36,243	1,438,847
U.S. Bancorp	107,966	1,967,140
Wells Fargo & Co. °	547,208	10,949,632

		18,091,253

Consumer Finance 0.3%
American Express Co. ρ	102,181	2,577,005

Diversified Financial Services 2.5%
Bank of America Corp. ρ	559,756	4,998,621
JPMorgan Chase & Co.	405,406	13,378,398

		18,377,019

Insurance 2.4%
ACE, Ltd.	108,304	5,016,641
AFLAC, Inc.	77,969	2,252,525
Allstate Corp.	100,087	2,335,030
Arch Capital Group, Ltd. *	33,295	1,923,785
Travelers Companies, Inc.	156,585	6,441,907

		17,969,888

Real Estate Investment Trusts (REITs) 0.6%
HRPT Properties Trust ρ	462,334	1,992,659
Simon Property Group, Inc.	41,396	2,136,034

		4,128,693

2

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	106,706	$1,340,227

HEALTH CARE 13.9%
Biotechnology 2.2%
Amgen, Inc. *	218,307	10,581,340
Biogen Idec, Inc. *	71,440	3,453,410
Genzyme Corp. *	47,718	2,544,801

		16,579,551

Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	128,744	6,244,084
Medtronic, Inc.	78,586	2,514,752
St. Jude Medical, Inc. *	82,089	2,751,623

		11,510,459

Health Care Providers & Services 2.1%
McKesson Corp.	126,555	4,682,535
UnitedHealth Group, Inc.	191,137	4,495,542
WellPoint, Inc. *	149,355	6,386,420

		15,564,497

Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc. *	149,738	5,252,809

Pharmaceuticals 7.4%
Abbott Laboratories	97,347	4,073,972
Eli Lilly & Co.	223,798	7,367,430
Forest Laboratories, Inc. *	109,718	2,379,783
Johnson & Johnson	337,232	17,657,467
Merck & Co., Inc.	294,919	7,148,837
Pfizer, Inc. ρ	1,029,014	13,747,627
Wyeth	69,014	2,926,194

		55,301,310

INDUSTRIALS 9.6%
Aerospace & Defense 4.1%
General Dynamics Corp.	120,836	6,243,596
Goodrich Corp.	52,039	2,304,287
Honeywell International, Inc.	102,093	3,186,322
L-3 Communications Holdings, Inc.	73,344	5,585,146
Lockheed Martin Corp.	35,393	2,779,412
Northrop Grumman Corp.	130,991	6,333,415
United Technologies Corp.	80,581	3,935,576

		30,367,754

Air Freight & Logistics 0.4%
FedEx Corp.	50,661	2,834,989

Commercial Services & Supplies 0.3%
Pitney Bowes, Inc.	94,414	2,316,920

Construction & Engineering 0.5%
Fluor Corp.	54,352	2,058,310
KBR, Inc.	117,299	1,832,211

		3,890,521

Industrial Conglomerates 2.0%
General Electric Co.	1,005,026	12,713,579
Tyco International, Ltd.	82,296	1,955,353

		14,668,932

3

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.1%
AGCO Corp. *	64,288	$1,562,198
Parker Hannifin Corp.	95,008	4,308,613
Timken Co.	145,512	2,339,833

		8,210,644

Road & Rail 1.2%
CSX Corp.	89,083	2,635,966
Norfolk Southern Corp.	148,656	5,304,046
Ryder System, Inc.	51,130	1,415,790

		9,355,802

INFORMATION TECHNOLOGY 18.3%
Communications Equipment 1.6%
Cisco Systems, Inc. * ρ	458,120	8,850,878
QUALCOMM, Inc.	77,983	3,300,241

		12,151,119

Computers & Peripherals 6.6%
Apple, Inc.	76,508	9,627,001
Dell, Inc. *	267,614	3,109,675
Hewlett-Packard Co.	298,257	10,731,287
International Business Machines Corp.	196,696	20,300,994
Lexmark International, Inc., Class A *	127,982	2,511,007
NCR Corp. *	156,897	1,592,504
Western Digital Corp. *	62,234	1,463,744

		49,336,212

Electronic Equipment, Instruments & Components 0.1%
Flextronics International, Ltd. *	283,480	1,099,902

Internet Software & Services 1.3%
eBay, Inc. *	125,225	2,062,456
Google, Inc., Class A *	19,304	7,643,805

		9,706,261

IT Services 1.6%
Accenture, Ltd., Class A	72,916	2,145,918
Affiliated Computer Services, Inc., Class A *	70,171	3,394,873
Alliance Data Systems Corp. * ρ	41,696	1,745,811
Computer Sciences Corp. *	82,877	3,063,134
Hewitt Associates, Inc., Class A *	47,570	1,491,795

		11,841,531

Office Electronics 0.2%
Xerox Corp.	184,741	1,128,768

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	631,479	9,964,739
Marvell Technology Group, Ltd. *	142,919	1,569,251
National Semiconductor Corp.	173,860	2,150,648
Texas Instruments, Inc.	105,772	1,910,242

		15,594,880

Software 4.8%
Microsoft Corp.	937,671	18,997,214
Oracle Corp. *	682,897	13,207,228
Symantec Corp. *	190,879	3,292,663

		35,497,105

4

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.3%
Chemicals 2.8%
CF Industries Holdings, Inc.	21,354	$1,538,556
Dow Chemical Co.	235,878	3,774,048
Eastman Chemical Co.	71,986	2,856,405
Lubrizol Corp.	84,643	3,658,270
Monsanto Co.	84,238	7,150,964
Nalco Holding Co.	133,801	2,183,632

		21,161,875

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	54,337	2,317,473
United States Steel Corp. ρ	46,279	1,228,707

		3,546,180

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 3.9%
AT&T, Inc.	676,196	17,324,141
Verizon Communications, Inc.	391,634	11,882,176

		29,206,317

Wireless Telecommunication Services 0.3%
Sprint Nextel Corp. *	511,482	2,230,062

UTILITIES 3.5%
Electric Utilities 1.4%
CMS Energy Corp.	153,826	1,848,988
Duke Energy Corp.	103,627	1,431,089
Entergy Corp.	81,393	5,271,825
NRG Energy, Inc. *	121,906	2,191,870

		10,743,772

Gas Utilities 0.3%
UGI Corp.	79,476	1,823,180

Multi-Utilities 1.8%
CenterPoint Energy, Inc.	424,369	4,515,286
NiSource, Inc.	347,445	3,818,421
Public Service Enterprise Group, Inc.	103,293	3,082,263
Xcel Energy, Inc.	116,483	2,147,946

		13,563,916

Total Common Stocks (cost $720,898,866)		739,299,607

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 7.9%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
0.13%, 06/18/2009 ƒ ß	$400,000	399,975
0.28%, 05/28/2009 ƒ ß	400,000	399,991

		799,966

	Shares	Value

MUTUAL FUND SHARES 7.8%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø ρρ	58,087,757	58,087,757

Total Short-Term Investments (cost $58,887,407)		58,887,723

5

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
Value

Total Investments (cost $779,786,273) 106.9%	$798,187,330
Other Assets and Liabilities (6.9%)	(51,241,878)

Net Assets 100.0%	$746,945,452

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At April 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $19,515,560 and earned $398,599 of income for the period from October 3, 2008 to April 30, 2009.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

At April 30, 2009, the Fund had long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2009	Gain (Loss)

June 2009	30 S&P 500 Index Futures	$5,047,335	$6,525,000	$1,477,665

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $782,313,066. The gross unrealized appreciation and depreciation on securities based on tax cost was $139,585,677 and $123,711,413, respectively, with a net unrealized appreciation of $15,874,264.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in futures contracts. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$798,187,330	$1,477,665
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$798,187,330	$1,477,665

*	Other financial instruments include futures transactions.

7

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 13.5%
Hotels, Restaurants & Leisure 2.5%
Carnival Corp.	502,000	$13,493,760

Media 4.2%
Omnicom Group, Inc. ρ	721,966	22,720,270

Multiline Retail 1.8%
Target Corp. ρ	232,392	9,588,494

Specialty Retail 1.9%
Home Depot, Inc. ρ	399,600	10,517,472

Textiles, Apparel & Luxury Goods 3.1%
Timberland Co., Class A *	1,060,915	17,229,260

CONSUMER STAPLES 11.3%
Beverages 4.1%
Coca-Cola Co.	160,096	6,892,133
Diageo plc	1,296,803	15,596,789

		22,488,922

Food Products 1.8%
McCormick & Co., Inc.	323,900	9,538,855

Household Products 3.3%
Clorox Co.	97,343	5,456,075
Procter & Gamble Co.	259,041	12,806,987

		18,263,062

Tobacco 2.1%
Philip Morris International, Inc.	311,669	11,282,418

ENERGY 13.0%
Oil, Gas & Consumable Fuels 13.0%
Chevron Corp.	220,100	14,548,610
ConocoPhillips	352,589	14,456,149
Exxon Mobil Corp.	408,556	27,238,428
Occidental Petroleum Corp.	265,430	14,941,055

		71,184,242

FINANCIALS 16.9%
Capital Markets 5.8%
AllianceBernstein Holding LP ρ	310,718	5,443,779
Legg Mason, Inc. ρ	649,800	13,041,486
State Street Corp.	385,607	13,160,767

		31,646,032

Commercial Banks 1.2%
Wells Fargo & Co. °	333,504	6,673,415

Consumer Finance 1.2%
Visa, Inc., Class A ρ	102,735	6,673,666

Diversified Financial Services 5.7%
Apollo Global Management, LLC, Class A +	605,421	1,816,263
Bank of America Corp.	1,273,497	11,372,328
JPMorgan Chase & Co.	545,485	18,001,005

		31,189,596

Insurance 3.0%
Prudential Financial, Inc.	400,292	11,560,433
Stewart Information Services Corp. ρ	217,300	4,913,153

		16,473,586

1

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 15.3%
Biotechnology 1.8%
Amgen, Inc. *	199,201	$9,655,272

Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	82,235	3,988,398
Medtronic, Inc.	528,988	16,927,616

		20,916,014

Health Care Providers & Services 3.1%
WellPoint, Inc. *	398,595	17,043,922

Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	395,526	7,594,099
Novartis AG, ADR	427,800	16,217,898
Pfizer, Inc.	914,430	12,216,785

		36,028,782

INDUSTRIALS 8.4%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	85,150	6,686,830

Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc.	265,000	9,198,150

Commercial Services & Supplies 3.5%
Avery Dennison Corp.	224,641	6,456,182
Cintas Corp.	481,800	12,362,988

		18,819,170

Industrial Conglomerates 2.0%
General Electric Co.	871,460	11,023,969

INFORMATION TECHNOLOGY 14.2%
Communications Equipment 3.9%
Cisco Systems, Inc. * ρ	530,300	10,245,396
QUALCOMM, Inc.	258,482	10,938,958

		21,184,354

Computers & Peripherals 1.5%
Dell, Inc. *	713,411	8,289,836

Internet Software & Services 1.3%
Google, Inc., Class A *	18,500	7,325,445

IT Services 1.6%
Automatic Data Processing, Inc.	242,100	8,521,920

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	399,460	6,303,479

Software 4.8%
Microsoft Corp.	767,425	15,548,030
Oracle Corp. *	547,700	10,592,518

		26,140,548

TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
Sprint Nextel Corp. *	2,080,028	9,068,922

UTILITIES 2.2%
Electric Utilities 2.2%
Entergy Corp.	107,360	6,953,707
Fortum Oyj	261,737	5,326,158

		12,279,865

Total Common Stocks (cost $733,201,410)		527,449,528

2

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 17.5%
MUTUAL FUND SHARES 17.5%
BGI Prime Money Market Fund, Premium Shares, 0.33% q ρρ	4,872,869	$4,872,869
BlackRock Liquidity TempFund, Institutional Class, 0.64% q ρρ	49,126,499	49,126,499
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø ρρ	23,919,821	23,919,821
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø	17,424,559	17,424,559
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	15,987	15,987

Total Short-Term Investments (cost $95,359,735)		95,359,735

Total Investments (cost $828,561,145) 114.0%		622,809,263
Other Assets and Liabilities (14.0%)		(76,300,820)

Net Assets 100.0%		$546,508,443

ρ	All or a portion of this security is on loan.
*	Non-income producing security
°

Investment in non-controlled affiliate. At April 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $10,069,382 and earned $226,783 of income for the period from October 3, 2008 to April 30, 2009.

+	Security is deemed as illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $828,600,781. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,442,810 and $232,234,328, respectively, with a net unrealized depreciation of $205,791,518.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$620,993,000
Level 2 – Other Significant Observable Inputs	1,816,263
Level 3 – Significant Unobservable Inputs	0

Total	$622,809,263

4

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 11.6%
Internet & Catalog Retail 5.0%
Amazon.com, Inc. * ρ	292,009	$23,512,565
Blue Nile, Inc. * ρ	152,256	6,480,015

		29,992,580

Media 1.7%
Omnicom Group, Inc.	328,803	10,347,430

Specialty Retail 2.5%
Home Depot, Inc. ρ	571,109	15,031,589

Textiles, Apparel & Luxury Goods 2.4%
Timberland Co., Class A *	885,474	14,380,098

CONSUMER STAPLES 12.6%
Beverages 2.1%
Diageo plc	595,373	7,160,615
PepsiCo, Inc.	110,884	5,517,588

		12,678,203

Food & Staples Retailing 2.7%
CVS Caremark Corp.	512,695	16,293,447

Food Products 2.0%
McCormick & Co., Inc.	407,811	12,010,034

Household Products 3.9%
Clorox Co. ρ	165,710	9,288,046
Procter & Gamble Co.	293,219	14,496,747

		23,784,793

Tobacco 1.9%
Philip Morris International, Inc.	309,536	11,205,203

ENERGY 9.8%
Energy Equipment & Services 1.6%
Schlumberger, Ltd.	80,736	3,955,257
Weatherford International, Ltd. * ρ	322,070	5,356,024

		9,311,281

Oil, Gas & Consumable Fuels 8.2%
Apache Corp.	144,203	10,506,630
Chevron Corp.	100,228	6,625,071
ConocoPhillips	201,908	8,278,228
Exxon Mobil Corp.	361,148	24,077,737

		49,487,666

FINANCIALS 19.1%
Capital Markets 6.0%
Goldman Sachs Group, Inc.	122,506	15,742,021
State Street Corp.	264,578	9,030,047
T. Rowe Price Group, Inc. ρ	295,551	11,384,625

		36,156,693

Commercial Banks 2.6%
Wells Fargo & Co. °	784,333	15,694,503

Consumer Finance 5.1%
American Express Co.	214,319	5,405,125
Visa, Inc., Class A ρ	389,262	25,286,460

		30,691,585

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 3.7%
Apollo Global Management, LLC, Class A * +	612,041	$1,836,123
Bank of America Corp.	548,423	4,897,417
JPMorgan Chase & Co.	480,619	15,860,427

		22,593,967

Insurance 1.7%
Prudential Financial, Inc.	348,892	10,076,001

HEALTH CARE 9.5%
Biotechnology 2.1%
Amgen, Inc. *	257,236	12,468,229

Health Care Equipment & Supplies 1.4%
Medtronic, Inc.	270,706	8,662,592

Pharmaceuticals 6.0%
Johnson & Johnson	285,327	14,939,722
Merck & Co., Inc.	225,754	5,472,277
Novartis AG, ADR	416,623	15,794,178

		36,206,177

INDUSTRIALS 6.7%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	117,082	9,194,449
United Technologies Corp.	98,138	4,793,060

		13,987,509

Air Freight & Logistics 2.1%
Expeditors International of Washington, Inc.	139,046	4,826,287
United Parcel Service, Inc., Class B ρ	146,310	7,657,865

		12,484,152

Industrial Conglomerates 2.3%
General Electric Co.	1,096,029	13,864,767

INFORMATION TECHNOLOGY 26.5%
Communications Equipment 9.5%
Cisco Systems, Inc. *	1,108,251	21,411,409
QUALCOMM, Inc.	849,026	35,930,781

		57,342,190

Internet Software & Services 6.9%
Bankrate, Inc. * ρ	500,227	12,505,675
Google, Inc., Class A * ρ	73,389	29,059,842

		41,565,517

IT Services 0.9%
Automatic Data Processing, Inc. ρ	151,476	5,331,955

Semiconductors & Semiconductor Equipment 1.2%
Altera Corp.	421,541	6,875,334

Software 8.0%
FactSet Research Systems, Inc. ρ	238,447	12,778,375
Microsoft Corp.	470,440	9,531,114
Oracle Corp.	1,337,961	25,876,166

		48,185,655

MATERIALS 1.2%
Chemicals 1.2%
Air Products & Chemicals, Inc.	107,488	7,083,459

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	218,696	$5,602,992
Verizon Communications, Inc.	184,767	5,605,831

		11,208,823

Total Common Stocks (cost $636,282,288)		595,001,432

	Principal
	Amount	Value

OTHER 0.2%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes + ☐ ρρ (cost $3,834,313)	$8,064,734	1,341,165

	Shares	Value

SHORT-TERM INVESTMENTS 17.1%
MUTUAL FUND SHARES 17.1%
Evergreen Institutional Money Market Fund, Class I, 0.57% ρρ q ø	95,159,668	95,159,668
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø	7,749,999	7,749,999

Total Short-Term Investments (cost $102,909,667)		102,909,667

Total Investments (cost $743,026,268) 116.2%		699,252,264
Other Assets and Liabilities (16.2%)		(97,663,943)

Net Assets 100.0%		$601,588,321

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At April 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $20,345,715 and earned $533,346 of income for the period from October 3, 2008 to April 30, 2009.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $744,953,376. The gross unrealized appreciation and depreciation on securities based on tax cost was $63,183,682 and $108,884,794, respectively, with a net unrealized depreciation of $45,701,112.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$696,074,976
Level 2 – Other Significant Observable Inputs	1,836,123
Level 3 – Significant Unobservable Inputs	1,341,165

Total	$699,252,264

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Balance as of August 1, 2008	$4,247,205
Realized gain (loss)	203,614
Change in unrealized appreciation (depreciation)	(2,720,556)
Net purchases (sales)	(389,098)
Transfers in and/or out of Level 3	0

Balance as of April 30, 2009	1,341,165

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2009	$(2,710,089)

4

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 88.3%
CONSUMER DISCRETIONARY 16.7%
Distributors 0.3%
Genuine Parts Co.	158	$5,366

Hotels, Restaurants & Leisure 2.0%
Wendy’s/Arby’s Group, Inc.	6,616	33,080

Household Durables 4.3%
Snap-On, Inc.	2,071	70,248

Media 8.1%
McGraw-Hill Cos.	945	28,492
Scripps Networks Interactive, Inc., Class A	2,268	62,234
Washington Post Co., Class B	98	41,022

		131,748

Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc. *	450	11,025
Polo Ralph Lauren Corp.	405	21,805

		32,830

CONSUMER STAPLES 4.6%
Food Products 4.0%
ConAgra Foods, Inc.	563	9,965
Corn Products International, Inc.	857	20,482
Sara Lee Corp.	4,298	35,760

		66,207

Tobacco 0.6%
Lorillard, Inc.	158	9,974

ENERGY 6.3%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. *	1,935	43,189

Oil, Gas & Consumable Fuels 3.7%
Cimarex Energy Co.	1,530	41,157
St. Mary Land & Exploration Co.	1,077	19,246

		60,403

FINANCIALS 25.0%
Commercial Banks 9.5%
BOK Financial Corp.	1,099	41,388
Comerica, Inc.	518	10,868
Cullen/Frost Bankers, Inc.	1,131	53,259
First Citizens Bancshares, Inc., Class A	419	50,142

		155,657

Insurance 12.4%
Brown & Brown, Inc.	3,342	65,035
Everest Re Group, Ltd.	669	49,934
Fidelity National Financial, Inc., Class A	2,271	41,173
White Mountains Insurance Group, Ltd.	248	47,448

		203,590

Real Estate Investment Trusts (REITs) 2.0%
Annaly Capital Management, Inc.	2,308	32,474

Thrifts & Mortgage Finance 1.1%
People’s United Financial, Inc.	1,144	17,869

HEALTH CARE 3.6%
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp.	144	9,127

1

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 3.0%
Endo Pharmaceuticals Holdings, Inc. *	1,535	$25,389
Forest Laboratories, Inc. *	1,104	23,945

		49,334

INDUSTRIALS 9.3%
Aerospace & Defense 0.5%
Precision Castparts Corp.	113	8,459

Construction & Engineering 0.3%
KBR, Inc.	338	5,280

Electrical Equipment 2.5%
Acuity Brands, Inc.	1,388	39,891

Machinery 3.4%
Dover Corp.	1,169	35,982
Eaton Corp.	463	20,279

		56,261

Professional Services 1.2%
Monster Worldwide, Inc. *	1,422	19,624

Road & Rail 1.4%
Con-Way, Inc.	918	22,748

INFORMATION TECHNOLOGY 12.2%
Computers & Peripherals 5.1%
Imation Corp.	2,610	26,100
Lexmark International, Inc., Class A *	2,136	41,908
Western Digital Corp. *	630	14,818

		82,826

IT Services 4.9%
Global Payments, Inc.	1,943	62,293
Total System Services, Inc.	1,437	17,919

		80,212

Semiconductors & Semiconductor Equipment 1.8%
LSI Corp. *	4,074	15,644
Xilinx, Inc.	675	13,797

		29,441

Software 0.4%
Amdocs, Ltd. *	338	7,074

MATERIALS 4.0%
Containers & Packaging 1.7%
Owens-Illinois, Inc. *	1,151	28,073

Paper & Forest Products 2.3%
Weyerhaeuser Co.	1,058	37,305

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Telephone & Data Systems, Inc.	442	12,672

UTILITIES 5.8%
Electric Utilities 3.8%
Mirant Corp. *	998	12,704
Portland General Electric Co.	603	11,017
Westar Energy, Inc.	2,235	39,180

		62,901

2

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 2.0%
Ameren Corp.	1,407	$32,389

Total Common Stocks (cost $1,526,042)		1,446,252

SHORT-TERM INVESTMENTS 10.2%
MUTUAL FUND SHARES 10.2%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø (cost $167,537)	167,537	167,537

Total Investments (cost $1,693,579) 98.5%		1,613,789
Other Assets and Liabilities 1.5%		24,175

Net Assets 100.0%		$1,637,964

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $1,901,613. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $287,824, respectively, with a net unrealized depreciation of $287,824.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$1,613,789
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$1,613,789

3

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 14.5%
Household Durables 2.0%
Snap-On, Inc.	17,480	$592,922

Leisure Equipment & Products 2.2%
Hasbro, Inc.	24,330	648,638

Media 2.2%
DreamWorks Animation SKG, Inc., Class A *	27,350	656,673

Multiline Retail 4.0%
Big Lots, Inc. *	22,095	610,706
Family Dollar Stores, Inc.	17,560	582,816

		1,193,522

Specialty Retail 1.9%
Ross Stores, Inc.	14,665	556,390

Textiles, Apparel & Luxury Goods 2.2%
Wolverine World Wide, Inc.	30,630	638,023

CONSUMER STAPLES 3.7%
Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	19,710	524,483

Personal Products 1.9%
Alberto-Culver Co.	25,390	565,943

ENERGY 7.2%
Energy Equipment & Services 7.2%
Cameron International Corp. *	22,375	572,353
Helmerich & Payne, Inc.	18,520	570,786
Noble Corp.	19,480	532,388
Unit Corp. *	16,875	460,519

		2,136,046

FINANCIALS 15.3%
Capital Markets 3.9%
Federated Investors, Inc.	28,740	657,571
Knight Capital Group, Inc., Class A *	31,780	492,272

		1,149,843

Commercial Banks 1.8%
Cullen/Frost Bankers, Inc.	11,280	531,175

Diversified Financial Services 1.7%
NASDAQ OMX Group, Inc. *	25,385	488,154

Insurance 5.7%
American Financial Group, Inc.	29,395	516,764
HCC Insurance Holdings, Inc.	25,255	604,100
Platinum Underwriters Holdings, Ltd.	20,000	575,400

		1,696,264

Real Estate Investment Trusts (REITs) 2.2%
Digital Realty Trust, Inc.	18,440	664,024

HEALTH CARE 15.7%
Health Care Equipment & Supplies 1.5%
STERIS Corp.	18,865	454,647

Health Care Providers & Services 6.0%
AmerisourceBergen Corp.	16,020	538,913
Express Scripts, Inc. *	9,865	631,064
Laboratory Corporation of America Holdings *	9,260	594,029

		1,764,006

1

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 4.7%
Life Technologies Corp. *	20,200	$753,460
Waters Corp. *	14,560	643,115

		1,396,575

Pharmaceuticals 3.5%
Endo Pharmaceuticals Holdings, Inc. *	26,650	440,791
Watson Pharmaceuticals, Inc. *	19,345	598,534

		1,039,325

INDUSTRIALS 15.0%
Aerospace & Defense 2.3%
Goodrich Corp.	15,170	671,728

Air Freight & Logistics 0.7%
Pacer International, Inc.	52,947	224,495

Commercial Services & Supplies 1.5%
Brink’s Co.	15,735	446,087

Electrical Equipment 8.1%
Cooper Industries, Inc.	21,315	698,919
GrafTech International, Ltd. *	69,235	608,576
GT Solar International, Inc. *	84,105	596,304
Woodward Governor Co.	24,983	498,661

		2,402,460

Machinery 2.4%
Gardner Denver, Inc. *	26,475	704,764

INFORMATION TECHNOLOGY 16.2%
Communications Equipment 3.3%
Cogo Group, Inc. *	67,785	554,481
Harris Corp.	13,360	408,549

		963,030

Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A	22,200	751,248

IT Services 4.3%
Genpact, Ltd. *	80,050	717,248
NeuStar, Inc., Class A *	29,680	564,217

		1,281,465

Software 6.1%
BMC Software, Inc. *	20,120	697,560
Sybase, Inc. *	17,103	580,818
TIBCO Software, Inc. *	85,485	540,265

		1,818,643

MATERIALS 4.1%
Chemicals 4.1%
FMC Corp.	14,105	687,337
Olin Corp.	42,240	532,224

		1,219,561

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
CenturyTel, Inc.	21,420	581,553

UTILITIES 4.2%
Gas Utilities 2.6%
Energen Corp.	20,880	754,186

2

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.6%
MDU Resources Group, Inc.	27,140	$476,850

Total Common Stocks (cost $36,651,302)		28,992,723

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø (cost $630,637)	630,637	630,637

Total Investments (cost $37,281,939) 100.0%		29,623,360
Other Assets and Liabilities 0.0%		(2,991)

Net Assets 100.0%		$29,620,369

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $37,356,326. The gross unrealized appreciation and depreciation on securities based on tax cost was $543,983 and $8,276,949, respectively, with a net unrealized depreciation of $7,732,966.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$29,623,360
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$29,623,360

3

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 11.5%
Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	1,545	$82,333

Specialty Retail 7.3%
Gap, Inc.	5,490	85,314
Home Depot, Inc.	3,315	87,251
Ross Stores, Inc.	3,335	126,530

		299,095

Textiles, Apparel & Luxury Goods 2.2%
Nike, Inc., Class B	1,715	89,986

CONSUMER STAPLES 9.9%
Food Products 5.9%
Archer Daniels Midland Co.	2,885	71,029
General Mills, Inc.	1,660	84,145
Kellogg Co.	2,055	86,536

		241,710

Household Products 4.0%
Colgate-Palmolive Co.	1,360	80,240
Procter & Gamble Co.	1,715	84,790

		165,030

ENERGY 11.6%
Energy Equipment & Services 2.2%
Noble Corp.	1,790	48,921
Oil States International, Inc. *	2,175	41,107

		90,028

Oil, Gas & Consumable Fuels 9.4%
Chevron Corp.	1,190	78,659
ConocoPhillips	1,335	54,735
Exxon Mobil Corp.	1,290	86,004
Occidental Petroleum Corp.	1,540	86,687
Valero Energy Corp.	3,895	77,277

		383,362

FINANCIALS 10.7%
Capital Markets 1.6%
State Street Corp.	1,990	67,919

Diversified Financial Services 2.0%
JPMorgan Chase & Co.	2,500	82,500

Insurance 7.1%
ACE, Ltd.	2,185	101,209
AON Corp.	2,535	106,977
Chubb Corp.	2,090	81,405

		289,591

HEALTH CARE 17.5%
Biotechnology 1.7%
Amgen, Inc. *	1,410	68,343

Health Care Equipment & Supplies 7.3%
Baxter International, Inc.	1,325	64,262
Becton Dickinson & Co.	1,335	80,741
Covidien, Ltd.	2,040	67,279
St. Jude Medical, Inc. *	2,540	85,141

		297,423

1

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 8.5%
Bristol-Myers Squibb Co.	4,860	$93,312
Johnson & Johnson	1,620	84,823
Pfizer, Inc.	4,860	64,930
Watson Pharmaceuticals, Inc. *	3,470	107,362

		350,427

INDUSTRIALS 10.8%
Aerospace & Defense 5.6%
Lockheed Martin Corp.	1,060	83,242
Precision Castparts Corp.	985	73,737
United Technologies Corp.	1,455	71,062

		228,041

Electrical Equipment 3.9%
Cooper Industries, Inc.	2,660	87,221
Emerson Electric Co.	2,140	72,846

		160,067

Road & Rail 1.3%
Norfolk Southern Corp.	1,530	54,591

INFORMATION TECHNOLOGY 15.2%
Computers & Peripherals 4.4%
Hewlett-Packard Co.	2,305	82,934
International Business Machines Corp.	930	95,985

		178,919

Electronic Equipment, Instruments & Components 1.4%
Agilent Technologies, Inc. *	3,140	57,336

IT Services 1.7%
Accenture, Ltd., Class A	2,390	70,338

Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	4,880	77,006

Software 5.8%
BMC Software, Inc. *	2,415	83,728
CA, Inc.	4,820	83,145
Microsoft Corp.	3,575	72,430

		239,303

MATERIALS 2.3%
Chemicals 2.3%
Praxair, Inc.	1,240	92,516

TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 4.3%
Embarq Corp.	2,235	81,712
Verizon Communications, Inc.	3,060	92,840

		174,552

UTILITIES 3.4%
Electric Utilities 1.3%
FirstEnergy Corp.	1,305	53,375

Multi-Utilities 2.1%
Sempra Energy	1,870	86,057

Total Common Stocks (cost $5,151,525)		3,979,848

2

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø (cost $96,530)	96,530	$96,530

Total Investments (cost $5,248,055) 99.5%		4,076,378
Other Assets and Liabilities 0.5%		19,226

Net Assets 100.0%		$4,095,604

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2009 the aggregate cost of securities for federal income tax purposes was $5,248,115. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,882 and $1,212,619, respectively, with a net unrealized depreciation of $1,171,737.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$4,076,378
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$4,076,378

3

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 14.0%
Distributors 2.0%
Genuine Parts Co.	1,945	$66,052

Leisure Equipment & Products 2.1%
Hasbro, Inc.	2,660	70,916

Multiline Retail 2.5%
Big Lots, Inc. *	2,985	82,505

Specialty Retail 2.3%
TJX Cos.	2,810	78,596

Textiles, Apparel & Luxury Goods 5.1%
Polo Ralph Lauren Corp.	1,600	86,144
Wolverine World Wide, Inc.	4,000	83,320

		169,464

CONSUMER STAPLES 6.1%
Food & Staples Retailing 2.0%
Safeway, Inc.	3,415	67,446

Food Products 4.1%
ConAgra Foods, Inc.	4,370	77,349
H.J. Heinz Co.	1,730	59,547

		136,896

ENERGY 6.1%
Energy Equipment & Services 6.1%
Cameron International Corp. *	3,460	88,507
ENSCO International, Inc.	1,765	49,914
Noble Corp.	2,405	65,729

		204,150

FINANCIALS 13.0%
Capital Markets 2.9%
TD Ameritrade Holding Corp. *	5,965	94,903

Insurance 4.5%
AON Corp.	1,700	71,740
UnumProvident Corp.	4,765	77,860

		149,600

Real Estate Investment Trusts (REITs) 5.6%
Digital Realty Trust, Inc.	2,970	106,950
Potlatch Corp.	2,760	81,172

		188,122

HEALTH CARE 15.4%
Health Care Equipment & Supplies 2.1%
C.R. Bard, Inc.	980	70,197

Health Care Providers & Services 7.3%
Express Scripts, Inc. *	1,225	78,363
Laboratory Corp. of America Holdings *	1,110	71,207
Universal Health Services, Inc., Class B	1,865	93,996

		243,566

Life Sciences Tools & Services 3.2%
Life Technologies Corp. *	2,805	104,626

Pharmaceuticals 2.8%
Watson Pharmaceuticals, Inc. *	3,035	93,903

1

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.2%
Construction & Engineering 4.9%
Foster Wheeler, Ltd. *	3,595	$77,401
KBR, Inc.	5,465	85,363

		162,764

Electrical Equipment 3.0%
GrafTech International, Ltd. *	11,555	101,568

Machinery 2.3%
Dover Corp.	2,435	74,949

INFORMATION TECHNOLOGY 16.9%
Communications Equipment 2.0%
Harris Corp.	2,195	67,123

Computers & Peripherals 1.8%
NCR Corp. *	5,845	59,326

Semiconductors & Semiconductor Equipment 2.4%
Xilinx, Inc.	3,920	80,125

Software 10.7%
Adobe Systems, Inc. *	3,085	84,375
Amdocs, Ltd. *	3,945	82,569
BMC Software, Inc. *	3,410	118,225
CA, Inc.	4,210	72,622

		357,791

MATERIALS 5.2%
Chemicals 5.2%
FMC Corp.	2,105	102,577
Olin Corp.	5,710	71,946

		174,523

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Embarq Corp.	2,510	91,766

UTILITIES 6.4%
Electric Utilities 2.1%
PPL Corp.	2,280	68,195

Multi-Utilities 4.3%
MDU Resources Group, Inc.	3,740	65,711
Sempra Energy	1,695	78,004

		143,715

Total Common Stocks (cost $3,850,186)		3,202,787

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø (cost $108,127)	108,127	108,127

Total Investments (cost $3,958,313) 99.3%		3,310,914
Other Assets and Liabilities 0.7%		22,308

Net Assets 100.0%		$3,333,222

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $3,958,313. The gross unrealized appreciation and depreciation on securities based on tax cost was $81,000 and $728,399, respectively, with a net unrealized depreciation of $647,399.

2

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$3,310,914
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$3,310,914

3

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 11.5%
Auto Components 1.8%
Gentex Corp.	530,000	$7,086,100

Media 2.3%
Time Warner, Inc.	366,666	8,004,319
Warner Music Group Corp. *	177,700	956,026

		8,960,345

Multiline Retail 1.9%
J.C. Penney Co., Inc. ρ	250,000	7,672,500

Specialty Retail 2.7%
Home Depot, Inc.	400,000	10,528,000

Textiles, Apparel & Luxury Goods 2.8%
Polo Ralph Lauren Corp.	208,000	11,198,720

CONSUMER STAPLES 16.2%
Beverages 2.2%
Diageo plc, ADR	180,000	8,613,000

Food & Staples Retailing 4.1%
Safeway, Inc.	448,000	8,848,000
Sysco Corp.	312,790	7,297,391

		16,145,391

Food Products 7.6%
ConAgra Foods, Inc.	610,000	10,797,000
Hershey Co.	240,290	8,684,080
Kellogg Co.	250,000	10,527,500

		30,008,580

Personal Products 2.3%
L’Oreal Co., ADR	650,000	9,204,000

ENERGY 4.8%
Energy Equipment & Services 2.2%
Weatherford International, Ltd. * ρ	530,000	8,813,900

Oil, Gas & Consumable Fuels 2.6%
ConocoPhillips	250,000	10,250,000

FINANCIALS 14.5%
Capital Markets 3.4%
Charles Schwab Corp. ρ	400,000	7,392,000
Morgan Stanley	250,000	5,910,000

		13,302,000

Commercial Banks 5.7%
East West Bancorp, Inc. ρ	330,000	2,253,900
M&T Bank Corp. ρ	91,300	4,788,685
Mitsubishi UFJ Financial Group, Inc., ADS	1,783,000	9,663,860
Synovus Financial Corp.	1,000,000	3,230,000
Zions Bancorp ρ	250,000	2,732,500

		22,668,945

Diversified Financial Services 3.9%
Bank of America Corp.	386,774	3,453,892
JPMorgan Chase & Co.	370,000	12,210,000

		15,663,892

Insurance 1.5%
AFLAC, Inc.	200,000	5,778,000

1

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 8.6%
Health Care Equipment & Supplies 5.0%
Baxter International, Inc.	250,000	$12,125,000
Hospira, Inc. *	240,000	7,888,800

		20,013,800

Health Care Providers & Services 1.4%
Universal Health Services, Inc., Class B	109,580	5,522,832

Pharmaceuticals 2.2%
Eli Lilly & Co.	260,000	8,559,200

INDUSTRIALS 7.1%
Aerospace & Defense 4.7%
Boeing Co.	229,000	9,171,450
Northrop Grumman Corp.	195,000	9,428,250

		18,599,700

Machinery 2.4%
Deere & Co. ρ	226,000	9,324,760

INFORMATION TECHNOLOGY 20.3%
Computers & Peripherals 10.3%
Apple, Inc. *	125,000	15,728,750
EMC Corp. *	930,000	11,652,900
International Business Machines Corp.	130,000	13,417,300

		40,798,950

Electronic Equipment, Instruments & Components 1.5%
Molex, Inc.	72,000	1,200,240
Molex, Inc., Class A	319,000	4,877,510

		6,077,750

Semiconductors & Semiconductor Equipment 2.3%
Texas Instruments, Inc.	490,000	8,849,400

Software 6.2%
Adobe Systems, Inc. *	350,000	9,572,500
Oracle Corp. *	780,000	15,085,200

		24,657,700

MATERIALS 2.8%
Chemicals 2.8%
Air Products & Chemicals, Inc.	170,000	11,203,000

TELECOMMUNICATION SERVICES 2.3%
Wireless Telecommunication Services 2.3%
Vodafone Group plc, ADR	500,000	9,175,000

UTILITIES 7.3%
Electric Utilities 3.0%
FPL Group, Inc. ρ	218,000	11,726,220

Gas Utilities 1.7%
Questar Corp.	227,000	6,746,440

Multi-Utilities 2.6%
Dominion Resources, Inc.	340,000	10,254,400

Total Common Stocks (cost $502,719,525)		377,402,525

CONVERTIBLE PREFERRED STOCKS 0.1%
FINANCIALS 0.1%
Commercial Banks 0.1%
East West Bancorp, Inc., Ser. A, 8.00% + (cost $1,050,000)	1,050	569,119

2

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 11.2%
MUTUAL FUND SHARES 11.2%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø ρρ (cost $44,415,538)	44,415,538	$44,415,538

Total Investments (cost $548,185,063) 106.7%		422,387,182
Other Assets and Liabilities (6.7%)		(26,668,239)

Net Assets 100.0%		$395,718,943

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $548,396,871. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,018,180 and $135,027,869, respectively, with a net unrealized depreciation of $126,009,689.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$421,818,063
Level 2 – Other Significant Observable Inputs	569,119
Level 3 – Significant Unobservable Inputs	0

Total	$422,387,182

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 92.1%
CONSUMER DISCRETIONARY 12.1%
Auto Components 0.2%
Modine Manufacturing Co.	28,701	$109,638

Diversified Consumer Services 1.1%
Hillenbrand, Inc.	30,000	545,400

Hotels, Restaurants & Leisure 3.4%
DineEquity, Inc.	9,306	298,164
Interval Leisure Group, Inc. *	8,011	64,168
Ruby Tuesday, Inc. *	74,813	574,564
Wendy’s/Arby’s Group, Inc.	149,957	749,785

		1,686,681

Household Durables 3.2%
BLYTH, Inc. ρ	26,651	1,174,776
Cavco Industries, Inc. *	14,449	338,684
Dixie Group, Inc. * +	7,874	15,276
Ethan Allen Interiors, Inc.	5,785	77,808

		1,606,544

Internet & Catalog Retail 0.3%
HSN, Inc. *	12,781	88,317
Ticketmaster Entertainment, Inc. *	11,607	61,053

		149,370

Media 0.4%
A. H. Belo Corp., Ser. A	52,114	99,016
Journal Communications, Inc., Class A	70,858	109,830

		208,846

Specialty Retail 2.6%
AnnTaylor Stores Corp. *	13,635	100,763
Christopher & Banks Corp.	27,353	152,083
Foot Locker, Inc.	18,143	215,720
Genesco, Inc.	27,770	632,600
Men’s Wearhouse, Inc.	7,872	146,734
Zale Corp. ρ	16,922	62,950

		1,310,850

Textiles, Apparel & Luxury Goods 0.9%
Delta Apparel Co. *	12,529	75,049
Fossil, Inc. *	2,771	55,863
Kenneth Cole Productions, Inc., Class A	33,804	233,924
Maidenform Brands, Inc. *	5,739	73,172

		438,008

CONSUMER STAPLES 6.0%
Food & Staples Retailing 3.1%
Casey’s General Stores, Inc.	53,829	1,432,390
Winn-Dixie Stores, Inc. *	9,613	110,165

		1,542,555

Food Products 1.3%
American Italian Pasta Co., Class A *	17,335	545,012
TreeHouse Foods, Inc. *	5,133	136,487

		681,499

Household Products 0.4%
WD-40 Co.	8,195	221,757

Personal Products 0.4%
Prestige Brands Holdings, Inc. *	28,688	185,324

1

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.8%
Universal Corp.	12,783	$385,535

ENERGY 4.5%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. *	39,451	880,546
Global Industries, Ltd. *	37,464	242,392
WSP Holdings, Ltd., ADR	17,923	62,731

		1,185,669

Oil, Gas & Consumable Fuels 2.2%
BioFuel Energy Corp. *	811	243
Mariner Energy, Inc. *	36,799	418,773
Rosetta Resources, Inc. *	15,922	112,250
Stone Energy Corp. *	9,681	41,725
Whiting Petroleum Corp. *	15,956	522,718

		1,095,709

FINANCIALS 24.0%
Capital Markets 3.1%
Apollo Investment Corp.	9,576	45,965
Investment Technology Group, Inc. *	25,902	590,048
Knight Capital Group, Inc., Class A *	37,727	584,391
Kohlberg Capital Corp.	33,800	120,328
Westwood Holdings Group, Inc. +	5,572	219,927

		1,560,659

Commercial Banks 9.7%
BancorpSouth, Inc. ρ	39,047	907,843
BOK Financial Corp. ρ	7,105	267,574
First Citizens Bancshares, Inc., Class A	15,904	1,903,232
IBERIABANK Corp.	8,114	370,647
Sterling Bancshares, Inc.	43,114	286,708
SVB Financial Group *	7,035	146,047
UMB Financial Corp.	21,955	1,004,880

		4,886,931

Insurance 9.3%
Endurance Specialty Holdings, Ltd.	53,322	1,394,903
IPC Holdings, Ltd.	29,156	759,222
Stewart Information Services Corp.	49,184	1,112,050
Validus Holdings, Ltd.	1,829	40,970
Willis Group Holdings, Ltd.	48,882	1,344,744

		4,651,889

Thrifts & Mortgage Finance 1.9%
NewAlliance Bancshares, Inc.	74,061	956,128

HEALTH CARE 1.6%
Health Care Equipment & Supplies 0.7%
Conmed Corp. *	4,925	65,601
Hill-Rom Holdings, Inc.	8,790	114,094
ICU Medical, Inc. *	3,149	118,402
Syneron Medical, Ltd. *	8,614	58,317

		356,414

Health Care Providers & Services 0.3%
AMN Healthcare Services, Inc. *	22,729	156,603

2

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.4%
Cambrex Corp. *	41,254	$96,122
Varian, Inc. *	2,503	82,649

		178,771

Pharmaceuticals 0.2%
King Pharmaceuticals, Inc. *	15,069	118,744

INDUSTRIALS 16.1%
Aerospace & Defense 0.2%
GenCorp, Inc. *	37,974	91,138

Building Products 1.3%
Apogee Enterprises, Inc.	7,475	100,165
Quanex Building Products Corp.	55,639	570,300

		670,465

Commercial Services & Supplies 2.9%
ACCO Brands Corp. *	56,567	118,225
Courier Corp.	18,163	284,796
Ennis, Inc.	6,584	59,256
Viad Corp.	51,921	990,652

		1,452,929

Construction & Engineering 0.3%
Dycom Industries, Inc. *	17,130	144,234

Electrical Equipment 1.5%
Belden, Inc.	33,284	536,538
Franklin Electric Co., Inc.	10,404	246,471

		783,009

Machinery 5.7%
Circor International, Inc.	5,948	153,042
Commercial Vehicle Group, Inc. *	264,200	253,632
EnPro Industries, Inc. *	3,864	61,670
Kadant, Inc. * +	48,773	601,859
Mueller Industries, Inc.	81,153	1,782,931

		2,853,134

Professional Services 2.8%
Heidrick & Struggles International, Inc.	33,031	558,224
Korn/Ferry International *	38,113	403,617
Monster Worldwide, Inc. *	31,523	435,017

		1,396,858

Road & Rail 1.4%
Arkansas Best Corp.	29,998	692,354

INFORMATION TECHNOLOGY 18.6%
Communications Equipment 2.9%
Avocent Corp. *	8,058	116,357
Ciena Corp. *	27,506	328,697
CommScope, Inc. *	22,953	576,120
Harris Stratex Networks, Inc., Class A *	4,034	16,217
NETGEAR, Inc. *	18,012	288,372
Sycamore Networks, Inc. *	37,387	110,292

		1,436,055

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 4.6%
Adaptec, Inc. *	156,571	$447,793
Electronics for Imaging, Inc. *	41,013	402,748
Imation Corp.	111,364	1,113,640
Quantum Corp. *	326,286	342,600

		2,306,781

Electronic Equipment, Instruments & Components 2.5%
AVX Corp.	35,718	357,537
Benchmark Electronics, Inc. *	14,604	177,147
Celestica, Inc. *	17,599	104,010
Coherent, Inc. *	15,488	294,272
Orbotech, Ltd. *	42,436	216,424
Vishay Intertechnology, Inc. *	16,529	97,025

		1,246,415

Internet Software & Services 1.9%
EarthLink, Inc. *	20,203	153,139
IAC/InterActiveCorp.	51,104	818,686

		971,825

Semiconductors & Semiconductor Equipment 4.3%
ANADIGICS, Inc. *	25,356	76,575
ATMI, Inc. *	24,756	390,897
Cabot Microelectronics Corp. *	14,089	405,904
DSP Group, Inc. *	40,021	251,732
Exar Corp. *	61,910	380,747
Lattice Semiconductor Corp. *	182,113	316,877
Standard Microsystems Corp. *	15,887	251,968
Trident Microsystems, Inc. *	30,803	42,200
Zoran Corp. *	5,378	48,079

		2,164,979

Software 2.4%
Borland Software Corp. *	165,346	125,663
Corel Corp. * +	48,140	84,245
i2 Technologies, Inc. *	4,074	36,340
Kenexa Corp. *	14,667	96,215
Lawson Software, Inc. *	62,193	335,220
Mentor Graphics Corp. *	21,148	142,115
Novell, Inc. *	103,583	389,472

		1,209,270

MATERIALS 4.6%
Chemicals 1.8%
A. Schulman, Inc.	28,607	448,844
American Pacific Corp. * +	18,769	133,072
Arch Chemicals, Inc.	4,241	102,547
Innospec, Inc.	17,480	137,393
Minerals Technologies, Inc.	2,292	85,240

		907,096

Paper & Forest Products 2.8%
Clearwater Paper Corp. *	4,141	63,026
Glatfelter	32,897	292,126
Neenah Paper, Inc.	49,330	247,143
Schweitzer-Mauduit International, Inc.	35,759	821,384

		1,423,679

4

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 4.6%
Electric Utilities 3.9%
Allete, Inc.	49,589	$1,291,298
El Paso Electric Co. *	49,839	687,778

		1,979,076

Gas Utilities 0.7%
Atmos Energy Corp.	13,943	344,531

Total Common Stocks (cost $42,514,033)		46,293,352

SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
BGI Prime Money Market Fund, Premium Shares, 0.33% ρρ q	7,540	7,540
BlackRock Liquidity TempFund, Institutional Class, 0.64% ρρ q	76,016	76,016
Evergreen Institutional Money Market Fund, Class I, 0.57% ρρ q ø	2,823,196	2,823,196
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% ρρ q	25	25

Total Short-Term Investments (cost $2,906,777)		2,906,777

Total Investments (cost $45,420,810) 97.9%		49,200,129
Other Assets and Liabilities 2.1%		1,046,089

Net Assets 100.0%		$50,246,218

*	Non-income producing security
+	Security is deemed illiquid.
ρ	All or a portion of this security is on loan.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $45,420,810. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,425,509 and $2,646,190, respectively, with a net unrealized appreciation of $3,779,319.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$49,200,129
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$49,200,129

6

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 92.5%
CONSUMER DISCRETIONARY 12.1%
Auto Components 0.2%
Modine Manufacturing Co.	554,739	$2,119,103

Diversified Consumer Services 1.1%
Hillenbrand, Inc. ρ	575,913	10,470,098

Hotels, Restaurants & Leisure 3.4%
DineEquity, Inc. ρ	180,198	5,773,544
Interval Leisure Group, Inc. *	154,512	1,237,641
Ruby Tuesday, Inc. ρ *	1,452,348	11,154,033
Wendy’s/Arby’s Group, Inc. ρ	2,907,492	14,537,460

		32,702,678

Household Durables 3.3%
BLYTH, Inc. ρ	517,723	22,821,230
Cavco Industries, Inc. *	252,212	5,911,849
Dixie Group, Inc. * +	652,747	1,266,329
Ethan Allen Interiors, Inc. ρ	108,900	1,464,705

		31,464,113

Internet & Catalog Retail 0.3%
HSN, Inc. *	231,992	1,603,065
Ticketmaster Entertainment, Inc. *	233,492	1,228,168

		2,831,233

Media 0.3%
A. H. Belo Corp., Ser. A	877,656	1,667,546
Journal Communications, Inc., Class A	1,182,714	1,833,207

		3,500,753

Specialty Retail 2.6%
AnnTaylor Stores Corp. *	262,100	1,936,919
Christopher & Banks Corp.	510,702	2,839,503
Foot Locker, Inc. ρ	356,793	4,242,269
Genesco, Inc.	537,622	12,247,029
Men’s Wearhouse, Inc.	149,600	2,788,544
Zale Corp. *	331,393	1,232,782

		25,287,046

Textiles, Apparel & Luxury Goods 0.9%
Delta Apparel Co. *	236,810	1,418,492
Fossil, Inc. *	53,300	1,074,528
Kenneth Cole Productions, Inc., Class A	654,331	4,527,971
Maidenform Brands, Inc. *	111,700	1,424,175

		8,445,166

CONSUMER STAPLES 5.7%
Food & Staples Retailing 2.7%
Casey’s General Stores, Inc. ρ	910,237	24,221,406
Winn-Dixie Stores, Inc. *	184,700	2,116,662

		26,338,068

Food Products 1.4%
American Italian Pasta Co., Class A *	335,837	10,558,715
TreeHouse Foods, Inc. * ρ	99,470	2,644,908

		13,203,623

Household Products 0.4%
WD-40 Co.	160,236	4,335,986

Personal Products 0.4%
Prestige Brands Holdings, Inc. *	552,526	3,569,318

1

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.8%
Universal Corp. ρ	247,200	$7,455,552

ENERGY 4.6%
Energy Equipment & Services 2.4%
Atwood Oceanics, Inc. * ρ	760,672	16,978,199
Global Industries, Ltd. * ρ	725,052	4,691,086
WSP Holdings, Ltd., ADR *	358,300	1,254,050

		22,923,335

Oil, Gas & Consumable Fuels 2.2%
BioFuel Energy Corp. *	601,775	180,533
Mariner Energy, Inc. *	711,074	8,092,022
Rosetta Resources, Inc. *	308,922	2,177,900
Stone Energy Corp. *	193,939	835,877
Whiting Petroleum Corp. * ρ	309,642	10,143,872

		21,430,204

FINANCIALS 24.5%
Capital Markets 3.3%
Apollo Investment Corp.	181,900	873,120
Deerfield Capital Corp.	217,462	776,339
Investment Technology Group, Inc. * ρ	502,711	11,451,757
Knight Capital Group, Inc., Class A * ρ	736,594	11,409,841
Kohlberg Capital Corp.	660,584	2,351,679
Virtus Investment Partners, Inc. *	50,157	569,282
Westwood Holdings Group, Inc. * +	109,232	4,311,387

		31,743,405

Commercial Banks 9.9%
BancorpSouth, Inc. ρ	753,356	17,515,527
BOK Financial Corp. ρ	139,064	5,237,150
First Citizens Bancshares, Inc., Class A	307,218	36,764,778
IBERIABANK Corp. ρ	156,422	7,145,357
Sterling Bancshares, Inc. ρ	833,800	5,544,770
SVB Financial Group * ρ	137,500	2,854,500
UMB Financial Corp. ρ	426,039	19,499,805

		94,561,887

Insurance 9.4%
Endurance Specialty Holdings, Ltd. ρ	1,032,516	27,010,619
IPC Holdings, Ltd. ρ	565,168	14,716,975
Stewart Information Services Corp. ρ	955,707	21,608,535
Validus Holdings, Ltd.	40,100	898,240
Willis Group Holdings, Ltd. ρ	949,877	26,131,116

		90,365,485

Thrifts & Mortgage Finance 1.9%
NewAlliance Bancshares, Inc. ρ	1,438,226	18,567,498

HEALTH CARE 1.6%
Health Care Equipment & Supplies 0.7%
Conmed Corp. *	100,800	1,342,656
Hill-Rom Holdings, Inc. ρ *	171,400	2,224,772
ICU Medical, Inc. *	61,100	2,297,360
Syneron Medical, Ltd. *	171,127	1,158,530

		7,023,318

Health Care Providers & Services 0.3%
AMN Healthcare Services, Inc. *	449,237	3,095,243

2

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.4%
Cambrex Corp. *	794,307	$1,850,735
Varian, Inc. *	47,500	1,568,450

		3,419,185

Pharmaceuticals 0.2%
King Pharmaceuticals, Inc. *	297,400	2,343,512

INDUSTRIALS 15.8%
Aerospace & Defense 0.2%
GenCorp, Inc. *	727,695	1,746,468

Building Products 1.3%
Apogee Enterprises, Inc.	144,975	1,942,665
Quanex Building Products Corp.	1,081,845	11,088,911

		13,031,576

Commercial Services & Supplies 2.9%
ACCO Brands Corp. *	1,115,898	2,332,227
Courier Corp.	353,161	5,537,565
Ennis, Inc.	123,800	1,114,200
Viad Corp.	1,008,190	19,236,265

		28,220,257

Construction & Engineering 0.3%
Dycom Industries, Inc. *	329,300	2,772,706

Electrical Equipment 1.6%
Belden, Inc. ρ	647,634	10,439,860
Franklin Electric Co., Inc.	199,511	4,726,416

		15,166,276

Machinery 5.3%
Circor International, Inc.	117,300	3,018,129
Commercial Vehicle Group, Inc. *	298,700	286,752
EnPro Industries, Inc. * ρ	72,769	1,161,393
Kadant, Inc. ρ * +	947,988	11,698,172
Mueller Industries, Inc.	1,575,730	34,618,788

		50,783,234

Professional Services 2.8%
Heidrick & Struggles International, Inc.	624,259	10,549,977
Korn/Ferry International * ρ	741,099	7,848,238
Monster Worldwide, Inc. * ρ	613,356	8,464,313

		26,862,528

Road & Rail 1.4%
Arkansas Best Corp. ρ	573,885	13,245,266

INFORMATION TECHNOLOGY 18.8%
Communications Equipment 2.9%
Avocent Corp. * ρ	157,432	2,273,318
Ciena Corp. * ρ	540,623	6,460,445
CommScope, Inc. ρ *	445,000	11,169,500
Harris Stratex Networks, Inc., Class A *	64,800	260,496
NETGEAR, Inc. *	349,075	5,588,691
Sycamore Networks, Inc. * ρ	717,800	2,117,510

		27,869,960

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 4.6%
Adaptec, Inc. * ρ	2,922,617	$8,358,685
Electronics for Imaging, Inc. * ρ	796,821	7,824,782
Imation Corp.	2,161,971	21,619,710
Quantum Corp. *	6,453,291	6,775,955

		44,579,132

Electronic Equipment, Instruments & Components 2.5%
AVX Corp. ρ	700,695	7,013,957
Benchmark Electronics, Inc. *	280,013	3,396,558
Celestica, Inc. *	341,400	2,017,674
Coherent, Inc. * ρ	289,391	5,498,429
Orbotech, Ltd. *	818,894	4,176,359
Vishay Intertechnology, Inc. *	327,575	1,922,865

		24,025,842

Internet Software & Services 2.0%
EarthLink, Inc. ρ	394,200	2,988,036
IAC/InterActiveCorp. ρ	991,796	15,888,572

		18,876,608

Semiconductors & Semiconductor Equipment 4.4%
ANADIGICS, Inc. *	455,218	1,374,758
ATMI, Inc. * ρ	489,097	7,722,842
Cabot Microelectronics Corp. * ρ	270,536	7,794,142
DSP Group, Inc. *	779,380	4,902,300
Exar Corp. * ρ	1,199,165	7,374,865
Lattice Semiconductor Corp. *	3,539,484	6,158,702
Standard Microsystems Corp. *	307,088	4,870,416
Trident Microsystems, Inc. *	610,515	836,405
Zoran Corp. *	106,639	953,353

		41,987,783

Software 2.4%
Borland Software Corp. *	3,087,504	2,346,503
Corel Corp. * +	924,861	1,618,507
i2 Technologies, Inc. *	83,300	743,036
Kenexa Corp. *	281,900	1,849,264
Lawson Software, Inc. * ρ	1,214,341	6,545,298
Mentor Graphics Corp. *	415,754	2,793,867
Novell, Inc. *	2,017,124	7,584,386

		23,480,861

MATERIALS 4.7%
Chemicals 1.8%
A. Schulman, Inc.	552,578	8,669,949
American Pacific Corp. * +	360,844	2,558,384
Arch Chemicals, Inc. ρ	81,221	1,963,924
Innospec, Inc.	335,420	2,636,401
Minerals Technologies, Inc.	45,300	1,684,707

		17,513,365

Paper & Forest Products 2.9%
Clearwater Paper Corp. *	77,100	1,173,462
Glatfelter	642,409	5,704,592
Neenah Paper, Inc.	959,682	4,808,007
Schweitzer-Mauduit International, Inc. ρ	695,410	15,973,567

		27,659,628

4

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 4.7%
Electric Utilities 4.0%
Allete, Inc. ρ	958,197	$24,951,450
El Paso Electric Co. *	962,191	13,278,235

		38,229,685

Gas Utilities 0.7%
Atmos Energy Corp. ρ	264,832	6,543,999

Total Common Stocks (cost $1,278,739,729)		889,790,983

	Principal Amount	Value

OTHER 0.2%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes + ρρ ☐ (cost $5,752,171)	$12,097,101	2,011,748

SHORT-TERM INVESTMENTS 37.0%
CORPORATE BONDS 0.6%
Consumer Finance 0.6%
White Pine Finance, LLC, FRN, SIV, 0.00%, 03/17/2008 ρρ • + ☐	7,691,229	5,768,422

	Shares	Value

MUTUAL FUND SHARES 36.4%
BGI Prime Money Market Fund, Premium Shares, 0.33% ρρ q	1,502,510	1,502,510
BlackRock Liquidity TempFund, Institutional Class, 0.64% ρρ q	15,147,742	15,147,742
Evergreen Institutional Money Market Fund, Class I, 0.57% ρρ q ø	333,216,762	333,216,762
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% ρρ q	4,932	4,932

		349,871,946

Total Short-Term Investments (cost $357,563,175)		355,640,368

Total Investments (cost $1,642,055,075) 129.7%		1,247,443,099
Other Assets and Liabilities (29.7%)		(285,487,920)

Net Assets 100.0%		$961,955,179

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security. The issuer declared an event of insolvency prior to its maturity.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $1,659,171,379. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,770,415 and $444,498,695, respectively, with a net unrealized depreciation of $411,728,280.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

5

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,239,662,929
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	7,780,170

Total	$1,247,443,099

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of August 1, 2008	$14,170,808
Realized gain (loss)	306,123
Change in unrealized appreciation (depreciation)	(3,804,343)
Net purchases (sales)	(2,892,418)
Transfers in and/or out of Level 3	0

Balance as of April 30, 2009	7,780,170

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2009	$(4,296,573)

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 26, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: June 26, 2009